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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

Tekla Life Sciences Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/16

Item 1.  Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(Unaudited)

SHARES		VALUE
	CONVERTIBLE PREFERRED AND WARRANTS (Restricted) (a) (b) — 5.6% of Net Assets
	Biotechnology — 0.5%
1,153,847	BioClin Therapeutics, Inc. Series A	$750,001
2,568,939	EBI Life Sciences, Inc. Series A (c)	13,102
933,333	GenomeDx Biosciences, Inc. Series C	1,400,000
		2,163,103
	Health Care Equipment & Supplies — 2.9%
2,338,198	AlterG, Inc. Series C	1,122,335
79,330	CardioKinetix, Inc. Series C	0
142,574	CardioKinetix, Inc. Series D	0
439,333	CardioKinetix, Inc. Series E	502,158
481,378	CardioKinetix, Inc. Series F	1,644,387
N/A(e)	CardioKinetix, Inc. warrants (expiration 12/11/19)	0
N/A(e)	CardioKinetix, Inc. warrants (expiration 6/03/20)	0
8,822	CardioKinetix, Inc. warrants (expiration 8/15/24)	0
951,000	IlluminOss Medical, Inc. Series AA	951,000
895,848	IlluminOss Medical, Inc. Series Junior Preferred	895,848
5,126,388	Insightra Medical, Inc. Series C (c)	5,126
3,891,340	Insightra Medical, Inc. Series C-2 (c)	3,891
366,171	Insightra Medical, Inc. warrants (expiration 3/31/25) (c)	0
2,013,938	Insightra Medical, Inc. warrants (expiration 5/28/25) (c)	0
1,464,682	Insightra Medical, Inc. warrants (expiration 8/18/25) (c)	0
9,606,373	Palyon Medical Corporation Series A (c)	0
18,832,814	Palyon Medical Corporation Series B (c)	0
N/A(e)	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
3,280,000	Tibion Corporation Series B	0
N/A(e)	Tibion Corporation warrants (expiration 07/12/17)	0
N/A(e)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A(e)	Tibion Corporation warrants (expiration 11/28/17)	0
2,606,033	Veniti, Inc. Series A (c)	3,129,324
1,307,169	Veniti, Inc. Series B (c)	1,635,007
716,720	Veniti, Inc. Series C (c)	1,060,459
		10,949,535
	Life Sciences Tools & Services — 1.3%
2,161,090	Dynex Technologies, Inc. Series A	1,080,545
98,824	Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
7,877	Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
2,446,016	Labcyte, Inc. Series C	3,590,751
107,178	Labcyte, Inc. Series D	169,877
		4,841,173
	Pharmaceuticals — 0.9%
2,862,324	Euthymics Biosciences, Inc. Series A (c)	2,862
53,948	Neurovance, Inc. Series A (c)	178,568
670,837	Neurovance, Inc. Series A-1 (c)	2,220,470
240,770	Ovid Therapeutics, Inc. Series B	965,488
		3,367,388
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $32,015,251)	21,321,199

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE NOTES — 0.2% of Net Assets
	Convertible Notes (Restricted)(a) (c) — 0.2%
	Health Care Equipment & Supplies — 0.0%
$186,000	Insightra Medical, Inc. Promissory Note, 8.00%, due 4/15/17	$0
	Pharmaceuticals — 0.2%
93,551	Neurovance, Inc. Cvt. Promissory Note, 6.00%, due 10/31/17	93,551
187,101	Neurovance, Inc. Cvt. Promissory Note, 6.00%, due 10/31/17	187,101
280,652	Neurovance, Inc. Cvt. Promissory Note, 6.00%, due 10/31/17	280,652
140,326	Neurovance, Inc. Cvt. Promissory Note, 8.00%, due 10/31/17	140,326
140,326	Neurovance, Inc. Cvt. Promissory Note, 8.00%, due 10/31/17	140,326
		841,956
	TOTAL CONVERTIBLE NOTES	841,956
	Non-Convertible Notes (Restricted)(a) (b) — 0.0%
	Health Care Equipment & Supplies — 0.0%
238,286	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
28,211	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $1,295,698)	841,956

SHARES
	COMMON STOCKS AND WARRANTS — 88.1% of Net Assets
	Biotechnology — 70.9%
443,851	Achillion Pharmaceuticals, Inc. (b)	1,833,105
27,500	Adaptimmune Therapeutics plc (b) (f)	111,375
159,699	Alexion Pharmaceuticals, Inc. (b)	19,539,173
73,025	Alnylam Pharmaceuticals, Inc. (b)	2,734,056
53,557	Amgen Inc.	7,830,569
418,730	Amicus Therapeutics, Inc. (b)	2,081,088
811,227	ARCA biopharma, Inc. (b) (c)	2,311,998
324,491	ARCA biopharma, Inc. warrants (Restricted, expiration 6/11/22) (a) (b) (c)	120,062
320,135	Ardelyx, Inc. (b)	4,545,917
60,000	Bellicum Pharmaceuticals, Inc. (b)	817,200
120,640	Biogen Inc. (b)	34,211,091
154,100	BioMarin Pharmaceutical Inc. (b)	12,765,644
26,545	bluebird bio, Inc. (b)	1,637,827
275,871	Celgene Corporation (b)	31,932,068
40,000	Cellectis S.A. (b) (d) (f)	678,000
308,892	Chimerix, Inc. (b)	1,420,903
132,472	Cidara Therapeutics, Inc. (b)	1,377,709
226,826	CytomX Therapeutics, Inc. (b)	2,492,818
47,908	Dermira, Inc. (b)	1,453,050
120,475	Dynavax Technologies Corporation (b)	475,876
329	Eiger BioPharmaceuticals, Inc. warrants (Restricted, expiration 10/10/18) (a) (b)	3

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
84,000	Epizyme, Inc. (b)	$1,016,400
165,599	Exelixis, Inc. (b)	2,469,081
46,000	Galapagos NV (b) (d)	2,950,832
35,896	Galapagos NV (b) (f)	2,304,164
443,120	Gilead Sciences, Inc.	31,731,823
172,500	Global Blood Therapeutics, Inc. (b)	2,492,625
200,000	Halozyme Therapeutics, Inc. (b)	1,976,000
259,915	Incyte Corporation (b)	26,061,677
71,842	Intellia Therapeutics, Inc. (b)	941,849
142,583	Merus B.V. (b)	3,009,927
152,900	Momenta Pharmaceuticals, Inc. (b)	2,301,145
120,000	Myovant Sciences, Ltd. (b)	1,492,800
350,000	Nabriva Therapeutics AG (b) (f)	2,082,500
170,641	Natera, Inc. (b)	1,998,206
138,884	Neurocrine Biosciences, Inc. (b)	5,374,810
358,000	Novavax, Inc. (b)	451,080
829,191	Pieris Pharmaceuticals, Inc. (b)	1,160,867
23,821	Pieris Pharmaceuticals, Inc., Series A warrants (Restricted, expiration 6/8/21) (a) (b)	6,193
11,911	Pieris Pharmaceuticals, Inc., Series B warrants (Restricted, expiration 6/8/21) (a) (b)	4,526
54,632	Regeneron Pharmaceuticals, Inc. (b)	20,054,861
167,949	Retrophin, Inc. (b)	3,179,275
54,000	Sage Therapeutics, Inc. (b)	2,757,240
68,850	Sarepta Therapeutics, Inc. (b)	1,888,556
24,300	Spark Therapeutics, Inc. (b)	1,212,570
26,520	Ultragenyx Pharmaceutical Inc. (b)	1,864,621
191,377	Vertex Pharmaceuticals Incorporated (b)	14,098,744
20,000	Xencor, Inc. (b)	526,400
466,662	Xenon Pharmaceuticals Inc. (b)	3,593,297
13,307	Zafgen, Inc. (b)	42,316
		269,413,917
	Health Care Equipment & Supplies — 2.2%
495,000	Alliqua BioMedical, Inc. (b)	292,050
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	240,096
93,349	GenMark Diagnostics, Inc. (b)	1,142,592
55,158	IDEXX Laboratories, Inc. (b)	6,468,379
7,157	TherOx, Inc. (Restricted) (a) (b)	143
		8,143,260
	Health Care Providers & Services — 0.0%
148,148	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	126,667
	Life Sciences Tools & Services — 3.1%
120,000	Accelerate Diagnostics, Inc. (b)	2,490,000
73,258	Illumina, Inc. (b)	9,379,954
		11,869,954

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Pharmaceuticals — 11.9%
54,450	Acceleron Pharma, Inc. (b)	$1,389,564
125,504	Adamas Pharmaceuticals, Inc. (b)	2,121,018
235,842	Akorn, Inc. (b)	5,148,431
17,915	Allergan plc (b)	3,762,329
232,351	Auris Medical Holding AG (b)	248,616
29,100	Endo International plc (b)	479,277
233,000	Flamel Technologies SA (b) (f)	2,420,870
48,637	Flex Pharma, Inc. (b)	256,803
124,140	Foamix Pharmaceuticals Ltd. (b)	1,377,954
35,949	Impax Laboratories, Inc. (b)	476,324
57,022	Jazz Pharmaceuticals plc (b)	6,217,109
181,570	Medicines Company (The) (b)	6,162,486
127,980	Mylan NV (b)	4,882,437
207,300	Paratek Pharmaceuticals, Inc. (b)	3,192,420
21,315	Shire plc (f)	3,631,650
88,764	Tetraphase Pharmaceuticals Inc. (b)	357,719
187,100	TherapeuticsMD, Inc. (b)	1,079,567
46,452,687	Verona Pharma plc (b) (d)	1,789,009
18,581,075	Verona Pharma plc, warrants (Restricted, expiration 7/31/17) (a) (b) (d)	45,112
		45,038,695
	TOTAL COMMON STOCKS AND WARRANTS (Cost $257,626,286)	334,592,493

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 5.8% of Net Assets
$21,876,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $21,876,000, 0.03%, dated 12/30/16, due 01/03/17 (collateralized by U.S. Treasury Note 2.750%, due 02/15/24, market value $22,318,507)	21,876,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,876,000)	21,876,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 99.7% (Cost $312,813,235)	378,631,648

INTEREST
	MILESTONE INTERESTS (Restricted)(a) (b) — 0.3% of Net Assets
	Pharmaceuticals — 0.3%
1	Afferent Milestone Interest	1,120,507
1	TargeGen Milestone Interest	42,375
	TOTAL MILESTONE INTEREST (Cost $4,088,753)	1,162,882

The accompanying notes are an integral part of this Schedule of Investments.

TOTAL INVESTMENTS - 100.0% (Cost $316,901,988)	379,794,530
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(32,681)
NET ASSETS - 100%	$379,761,849

(a)                   Security fair valued. See Investment Valuation and Fair Value Measurements.

(b)                   Non-income producing security.

(c)                    Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $11,522,825).

(d)                   Foreign security.

(e)                    Number of warrants to be determined at a future date.

(f)                     American Depository Receipt

(g)                    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Managment LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At December 31, 2016, the cost of securities for Federal income tax purposes was $316,905,097. The net unrealized gain on securities held by the Fund was $62,889,433, including gross unrealized gain of $123,647,500 and gross unrealized loss of $60,758,067.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2016 were as follows:

Issuer	Value on September 30, 2016	Purchases	Sales	Income	Value on December 31, 2016
ARCA Biopharma, Inc.	$2,458,019				$2,432,060
EBI Life Sciences, Inc.	13,102				13,102
Euthymics Biosciences, Inc.	2,862				2,862
Insightra Medical, Inc.	9,017			$3,720	9,017
Neurovance, Inc.	2,960,342	$286,402		10,084	3,240,994
Palyon Medical Corporation	0	—		—	0
Veniti, Inc.	6,174,813	—		—	5,824,790
	$11,618,155	$286,402	$—	$13,804	$11,522,825

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The Independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 to value the Fund’s net assets. For the period ended December 31, 2016, there were no transfers between Levels 1 and 3. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology			$2,163,103	$2,163,103
Health Care Equipment & Supplies			10,949,535	10,949,535
Life Sciences Tools & Services			4,841,173	4,841,173
Pharmaceuticals			3,367,388	3,367,388
Convertible and Non-Convertible Notes
Health Care Equipment & Supplies			0	0
Pharmaceuticals			841,956	841,956
Common Stocks and Warrants
Biotechnology	$269,283,133		130,784	269,413,917
Health Care Equipment & Supplies	7,903,021		240,239	8,143,260
Health Care Providers & Services	—		126,667	126,667
Life Sciences Tools & Services	11,869,954		—	11,869,954
Pharmaceuticals	44,993,583		45,112	45,038,695
Short-term Investment	—	$21,876,000	—	21,876,000
Milestone Interest
Pharmaceuticals	—	—	1,162,882	1,162,882
Other Assets	—	—	342,612	342,612
Total	$334,049,691	$21,876,000	$24,211,451	$380,137,142

During the period ended December 31, 2016, the amount of transfers between Level 2 and 1 was $1,111,787. The investment was transferred from Level 2 to 1 due to the expiration of the lockup period following the company’s initial public offering and the value is now being supported by quoted prices.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(continued)

Level 3 Assets	Balance as of September 30, 2016	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of December 31, 2016
Convertible Preferred and Warrants
Biotechnology	$1,845,795	$(177)	$317,485	—		$2,163,103
Health Care Equipment & Supplies	11,980,833	(1,307,813)	276,515	—		10,949,535
Life Sciences Tools & Services	4,641,917	199,256	—	—		4,841,173
Pharmaceuticals	4,662,008	(1,297,939)	3,319	—	—	3,367,388
Convertible and Non-Convertible Notes
Pharmaceuticals	561,304	(2,431)	283,083	—	—	841,956
Common Stocks and Warrants
Biotechnology	126,674	3,779	331	—	—	130,784
Health Care Equipment & Supplies	214,150	26,089	—	—	—	240,239
Health Care Providers & Services	126,667	—	—	—	—	126,667
Pharmaceuticals	64,304	(19,784)	592	—	—	45,112
Milestone Interest
Pharmaceuticals	1,123,203	36,492	3,187	—	—	1,162,882
Other Assets	374,787	—	—	(32,175)	—	342,612
Total	$25,721,642	$(2,362,528)	$884,512	$(32,175)	$—	$24,211,451

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2016						$(2,362,528)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 12/31/2016	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$415,992	Income approach, Black-Scholes	Discount for lack of marketability	20%-80% (55.87%)
	20,562,454	Adjusted capital asset pricing model	Discount rate Price to sales multiple	16.35%-44.34% (23.34%) 1.24-8.50 (3.25)
	965,488	Probability-weighted expected return model	Discount rate price to sales multiple	51.39% (51.39%) 8.43 (8.43)
	804,398	Market approach, recent transaction	(a)	N/A
	1,463,119	Probability adjusted value	Probability of events Timing of events	20%-95% (35.28%) 0.25-7.75(2.62)years
$24,211,451

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(continued)

(a)         The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 6% of the Fund’s net assets at December 31, 2016.

At December 31, 2016, the Fund had a commitment of $280,652 relating to additional investments in one private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2016. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	7/27/16		$1,123,622	$1,120,507		$1,120,507
AlterG, Inc.
Series C Cvt. Pfd	4/12/13		1,427,310	0.48		1,122,335
ARCA biopharma, Inc.
Warrants (expiration 6/11/22)	6/11/15		522	0.37		120,062
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16		750,377	0.65		750,001
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		1,653,343	0.00		0
Series D Cvt. Pfd	12/10/10		545,989	0.00		0
Series E Cvt. Pfd	9/14/11		1,253,763	1.14		502,158
Series F Cvt. Pfd	12/04/14		1,645,092	3.42		1,644,387
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00		0
Warrants (expiration 8/15/24)	8/15/14		129	0.00		0
Cercacor Laboratories, Inc. Common	3/31/98		0	1.85		240,096
Dynex Technologies, Inc.
Series A Cvt. Pfd	1/03/12	††	199,963	0.50		1,080,545
Warrants (expiration 4/01/19)	1/03/12	††	60	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	5	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd	12/29/11	††	13,597	0.01		13,102
Eiger BioPharmaceuticals, Inc.
Warrants (expiration 10/10/18)	10/10/13		161	0.01		3
Euthymics Biosciences, Inc.
Series A Cvt. Pfd	7/14/10 - 5/21/12		2,635,558	0.00	†	2,862
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16		1,401,098	1.50		1,400,000
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16		956,234	1.00		951,000
Series Junior Preferred Cvt. Pfd	1/21/16		1,561,187	1.00		895,848
InnovaCare Health, Inc. Common	12/21/12	††	643,527	0.86		126,667
Insightra Medical, Inc.
Series C Cvt. Pfd	4/29/13 - 4/17/14		2,175,727	0.00	†	5,126
Series C-2 Cvt. Pfd	5/25/15		1,648,611	0.00	†	3,891
Cvt. Promissory Note	4/15/16		186,012	0.00	†	0
Warrants (expiration 3/31/25)	7/24/15		103	0.00		0
Warrants (expiration 5/28/25)	5/28/15		565	0.00		0
Warrants (expiration 8/18/25)	8/8/15		411	0.00		0

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(continued)

Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,283,959	1.47		3,590,751
Series D Cvt. Pfd	12/21/12		68,607	1.59		169,877
Neurovance, Inc.
Series A Cvt. Pfd	12/29/11	††	204,452	3.31		178,568
Series A-1 Cvt. Pfd	10/11/12 - 10/10/13, 3/17/15		2,501,248	3.31		2,220,470
Cvt. Promissory Note	2/23/16		93,647	100.00		93,551
Cvt. Promissory Note	3/14/16		281,024	100.00		280,652
Cvt. Promissory Note	7/12/16		187,500	100.00		187,101
Cvt. Promissory Note	11/18/16		140,454	100.00		140,326
Cvt. Promissory Note	12/22/16		140,326	100.00		140,326
Ovid Therapeutics, Inc.
Series B Cvt. Pfd	8/7/15		1,499,997	4.01		965,488
Palyon Medical Corporation
Series A Cvt. Pfd	4/28/09		2,070,077	0.00		0
Series B Cvt. Pfd	6/28/13		1,314,744	0.00		0
Warrants (expiration 4/26/19)	4/25/12		21	0.00		0
Pieris Pharmaceuticals, Inc.,
Series A Warrants (expiration 6/8/21)	6/7/16		3,211	0.26		6,193
Series B Warrants (expiration 6/8/21)	6/7/16		1,606	0.38		4,526
TargeGen Milestone Interest	7/20/10		2,965,131	42,375.00		42,375
TherOx, Inc.	9/11/00, 7/8/05		2,388,426	0.02		143
Tibion Corporation
Series B Cvt. Pfd	2/23/11		905,158	0.00		0
Non-Cvt. Promissory Note	7/12/12		238,525	0.00		0
Non-Cvt. Promissory Note	4/12/13		28,211	0.00		0
Warrants (expiration 07/12/17)	7/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0
Warrants (expiration 11/28/17)	11/28/12		0	0.00		0
Veniti, Inc.
Series A Cvt. Pfd	2/28/11		2,276,613	1.20		3,129,324
Series B Cvt. Pfd	5/24/13		1,199,747	1.25		1,635,007
Series C Cvt. Pfd	12/12/14		821,260	1.48		1,060,459
Verona Pharma plc
Warrants (expiration 7/31/17)	7/28/16		1,230	0.00	†	45,112
			$40,438,386			$23,868,839

(#)         See Schedule of Investments and corresponding footnotes for more information on each issuer.

†                 Carrying value per unit is greater than $0.00 but less than $0.01

††          Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/24/17

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/24/17